Cash Flow - Crude's Net Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Crude Carrier Corp Net Assets Not Included In Cash Flow
Cash Flow Information [Line Items]
Trade receivables	$ 2,346	$ 3,415		$ 8,321
Prepayments and other assets	1,259	1,496		629
Inventories	2,333	4,010		9,503
Vessels	959,550	1,073,986	707,339	351,750
Total assets	1,070,128	1,196,289		370,203
Trade accounts payable	4,776	8,460		12,497
Due to related parties	17,447	10,572		10,457
Accrued liabilities	2,781	2,286		1,525
Long Term Debt	458,365	633,580		134,580
Total liabilities	496,300	678,963		159,059
Total Net Assets				$ 211,144